Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	71 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000211437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quadratic Interest Rate Volatility and Inflation Hedge ETF
C000225265
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quadratic Deflation ETF
Without Sales Load [Member] | C000211437
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%		(2.93%)	(1.38%)
Without Sales Load [Member] | C000225265
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.66%)	(4.72%)
Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Average Annual Return, Percent	6.17%		2.36%	3.06%
Bloomberg Long U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long U.S. Treasury Index
Average Annual Return, Percent	1.26%	(9.41%)